REVENUE	3 Months Ended
Mar. 31, 2026
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
REVENUE

13.	Revenue

The Company entered into a consulting services agreement with an unrelated customer to provide AI-powered regulatory-grade assessment, digital twin modeling and clinical trial support services in connection with the customer’s drug development program on September 25, 2025. The total contract value is $750,000 with performance and payments structured across Phase 1 ($250,000) and Phase 2 ($500,000).

Phase 1 fees were fully earned during the three months ended March 31, 2026, Pursuant to the agreement, this $250,000 obligation will be settled through the customer’s issuance of a variable number of its restricted private equity securities with an aggregate value of $250,000. Issuance is contingent upon specific equity financing or clinical trial milestones, as defined in the agreement. If shares are not issued by the contractual long-stop date, the obligation converts to a cash settlement.

Phase 2 fees are structured across multiple milestone-based deliverables. Revenue for Phase 2 will be recognized over time using an output method upon milestone achievement and client acceptance. Phase 2 payments are payable in cash or, at the customer’s election, in equity.

Because the monetary value of both phases is contractually fixed, the transaction price is not subject to equity price fluctuations under ASC 606, Revenue from Contracts with Customers. Earned but unissued amounts are recorded as contract assets at the contractually fixed value and are reclassified to equity investments upon formal share issuance.

During the three months ended March 31, 2026, the Company recognized $250,000 of revenue under this arrangement. As of March 31, 2026, no shares have been issued and no cash has been received.

Executed Contracts not Yet Commenced

Although the following revenue agreements were executed either during or prior to the three months ended March 31, 2026, performance obligations have not yet commenced, and no revenue has been recognized:

●	On November 20, 2025, the Company entered into a three-year software services agreement with a hospital group for a total contract value of $10,000,000 ($5,000,000 in the first year across five milestones). Services commencement and revenue recognition are anticipated to begin later in 2026.

●	On March 11, 2026, the Company entered into an exclusive three-year regional software license agreement, consisting of a 4% usage royalty and a $500 per genetic testing fee. Implementation has not yet commenced.